N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Nov. 13, 2023
Amendment Flag	false
C000154619 [Member]
Prospectus:
Charges for Early Withdrawals [Text Block]
In most jurisdictions,* if you withdraw more than the Surrender Charge Free Amount within the first nine Policy Years, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first three Policy Years, declining to 0% over that nine-year period. For example, if you make an early withdrawal within the first three Policy Years, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

*
Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 – State Variations for details.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Other Amount) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars] | $	$ 7,000